Investments (Details Narrative) - BRL (R$) R$ in Millions		1 Months Ended
	Jun. 02, 2022	Jun. 22, 2022	Mar. 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Expansion reserve			R$ 186
Subsidiary percentage	3.40%
Receipt amount		R$ 398
F I C [Member]
IfrsStatementLineItems [Line Items]
Goodwill				R$ 122
G P A [Member]
IfrsStatementLineItems [Line Items]
Interest in eito changed		R$ 378
Interest in eito changed precentage		91.57%
G P A 2 [Member]
IfrsStatementLineItems [Line Items]
Interest in eito changed		R$ 20
Interest in eito changed precentage		91.52%